SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Segment Information
	New Israeli Shekels
	Year ended December 31, 2020
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,647	861		2,508
Inter-segment revenue - Services	16	132	(148)
Segment revenue - Equipment	545	136		681
Total revenues	2,208	1,129	(148)	3,189

Segment cost of revenues - Services	1,272	856		2,128
Inter-segment cost of revenues- Services	131	17	(148)
Segment cost of revenues - Equipment	451	85		536
Cost of revenues	1,854	958	(148)	2,664
Gross profit	354	171		525

Operating expenses (3)	300	159		459
Other income, net	19	11		30
Operating profit	73	23		96
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	450	264
–Other (1)	10	2
Segment Adjusted EBITDA (2)	533	289

New Israeli Shekels
Year ended December 31, 2020
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	822
Depreciation and amortization	(714)
Finance costs, net	(69)
Income tax expenses	(10)
Other (1)	(12)
Profit for the year	17

	New Israeli Shekels
	Year ended December 31, 2019
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,783	777		2,560
Inter-segment revenue - Services	15	148	(163)
Segment revenue - Equipment	571	103		674
Total revenues	2,369	1,028	(163)	3,234

Segment cost of revenues - Services	1,367	810		2,177
Inter-segment cost of revenues- Services	147	16	(163)
Segment cost of revenues - Equipment	464	66		530
Cost of revenues	1,978	892	(163)	2,707
Gross profit	391	136		527

Operating expenses (3)	334	134		468
Other income, net	20	8		28
Operating profit	77	10		87
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	542	209
–Other (1)	16	(1)
Segment Adjusted EBITDA (2)	635	218

New Israeli Shekels
Year ended December 31, 2019
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	853
Depreciation and amortization	(751)
Finance costs, net	(68)
Income tax expenses	*
Other (1)	(15)
Profit for the year	19

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	Year ended December 31, 2018*
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,827	697		2,524
Inter-segment revenue - Services	16	155	(171)
Segment revenue - Equipment	643	92		735
Total revenues	2,486	944	(171)	3,259

Segment cost of revenues - Services	1,435	696		2,131
Inter-segment cost of revenues- Services	154	17	(171)
Segment cost of revenues - Equipment	509	60		569
Cost of revenues	2,098	773	(171)	2,700
Gross profit	388	171		559

Operating expenses (3)	343	128		471
Other income, net	23	5		28
Operating profit	68	48		116
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	442	150
–Other (1)	14
Segment Adjusted EBITDA (2)	524	198

New Israeli Shekels
Year ended December 31, 2018
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	722
Depreciation and amortization	(592)
Finance costs, net	(53)
Income tax expenses	(7)
Other (1)	(14)
Profit for the year	56

*   See Note 2(o) regarding the adoption of IFRS16, Leases. The Company adopted IFRS 16, Leases from the beginning of 2019.